CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows (used in)/from operating activities:
Net income/(loss)	$ 534,700,000	$ 51,100,000	$ 29,800,000
Adjustments to reconcile net income/(loss) to net cash flows from operating activities:
Depreciation and amortization	11,000,000.0	43,300,000	53,300,000
Impairment of lease assets	0	(6,700,000)	400,000
Amortization of right-of-use operating lease assets	10,700,000	10,100,000	12,000,000.0
Interest on operating lease liabilities	4,500,000	5,400,000	5,500,000
Realized and unrealized investment gains	(75,900,000)	(5,000,000.0)	(56,200,000)
Realized and unrealized investment losses	61,400,000	182,600,000	47,400,000
Deferred tax expense/(benefit)	(197,700,000)	(104,600,000)	(3,200,000)
Net realized and unrealized investment foreign exchange (gains)/losses	(5,300,000)	15,900,000	13,000,000.0
Net change from current period hedged transactions	(14,000,000.0)	15,400,000	(6,200,000)
Unrealized (gain)/loss on real estate fund in net investment income	17,900,000	(14,500,000)	(20,500,000)
Insurance reserves:
Losses and loss adjustment expenses	99,700,000	99,100,000	483,300,000
Unearned premiums	(31,200,000)	345,200,000	310,200,000
Reinsurance recoverables:
Unpaid losses	(319,900,000)	1,599,600,000	109,500,000
Ceded unearned premiums	3,800,000	(141,200,000)	(143,100,000)
Other receivables	11,700,000	(26,400,000)	(19,400,000)
Deferred acquisition costs	22,800,000	(28,200,000)	13,200,000
Reinsurance premiums payable	(563,500,000)	1,404,400,000	1,200,000
Funds withheld	43,600,000	1,100,000	(5,700,000)
Premiums receivable	47,100,000	(177,800,000)	(142,900,000)
Income tax payable	3,500,000	(1,300,000)	(7,600,000)
Accrued expenses and other payable	13,200,000	(87,000,000.0)	73,500,000
Fair value of derivatives and settlement of liabilities under derivatives	15,400,000	(21,700,000)	13,600,000
Operating lease liabilities	(15,500,000)	(15,500,000)	(17,500,000)
Other assets	6,900,000	900,000	100,000
Net cash (used in)/from operating activities	324,700,000	(55,000,000.0)	524,700,000
Cash flows (used in)/from investing activities:
(Purchases) of fixed income securities — Available for sale	(1,554,800,000)	(1,613,900,000)	(2,217,300,000)
(Purchases) of fixed income securities — Trading	(418,500,000)	(724,600,000)	(866,400,000)
Proceeds from sales and maturities of fixed income securities — Available for sale	1,326,700,000	2,212,500,000	1,538,100,000
Proceeds from sales and maturities of fixed income securities — Trading	474,000,000.0	293,600,000	548,200,000
Net proceeds from catastrophe bonds — Trading	1,500,000	500,000	14,300,000
(Purchases) of short-term investments — Available for sale	(265,900,000)	(55,900,000)	(17,200,000)
Proceeds from sale of short-term investments — Available for sale	231,000,000.0	13,600,000	99,600,000
(Purchases) of short-term investments — Trading	(15,100,000)	(7,000,000.0)	(26,800,000)
Proceeds from sale of short-term investments — Trading	19,500,000	2,600,000	60,800,000
(Purchases) of privately-held investments - Available for sale	(14,700,000)	0	0
(Purchases) of privately-held investments — Trading	(99,000,000.0)	(377,900,000)	(205,100,000)
Proceeds from sale of privately-held investments — Trading	136,900,000	147,400,000	182,100,000
Net change in (payable)/receivable for securities (purchased)/sold	19,900,000	(31,800,000)	26,600,000
(Purchases) of other investments	(9,300,000)	(62,500,000)	(20,000,000.0)
Net proceeds from sales of other investments	4,900,000	5,900,000	0
Net (purchases)/sales of fixed assets	8,900,000	(3,000,000.0)	64,500,000
Net (purchases)/sales of investments, equity method	(400,000)	(2,000,000.0)	(2,700,000)
Net cash (used in)/from investing activities	(172,200,000)	(196,500,000)	(950,300,000)
Cash flows used in/from financing activities:
Repayments of Short-Term Debt	(300,000,000.0)	0	0
Proceeds from term loan facility	300,000,000.0	0	0
Capital contribution	0	0	45,000,000.0
Dividends paid on ordinary shares	40,300,000	40,000,000.0	0
Dividends paid on preference shares	(49,900,000)	(44,600,000)	(44,500,000)
Net cash (used in)/from financing activities	(90,200,000)	(84,600,000)	500,000
Effect of exchange rate movements on cash and cash equivalents	6,600,000	(18,800,000)	(8,100,000)
(Decrease)/increase in cash and cash equivalents	68,900,000	(354,900,000)	(433,200,000)
Cash and cash equivalents at beginning of period	959,200,000	1,314,100,000	1,747,300,000
Cash and cash equivalents at end of period (1)	1,028,100,000	959,200,000	1,314,100,000
Restricted cash	323,200,000	232,100,000	364,900,000
Supplemental disclosure of cash flow information:
Net cash paid during the period for income taxes	60,900,000	29,100,000	15,700,000
Cash paid during the period for interest	$ 15,600,000	$ 14,300,000	$ 14,000,000.0